Leases	12 Months Ended
Apr. 30, 2023
Leases [Abstract]
Leases
7.	Leases
The Company’s operating leases consist of offices and other facilities, and the Company’s finance lease consists of vehicles and tools
and fixtures. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. When the Company determines a lease term, if a lease contract contains an option to extend its lease term and it is reasonably expected that the Company will exercise the option, the Company includes the extending period in its lease term.
Finance Leases
The Company’s finance
right-of-use
assets
and lease liabilities are as follows:

	As of April 30,
	2022	2023
	JPY	JPY	US$
	(in thousands)
Finance lease right-of-use assets, net (1)	¥45,303	¥35,824	$263
Current portion of finance lease liabilities (2)	13,221	15,004	110
Finance lease liabilities, net of current portion	36,799	24,705	182

(1)	Included in “Property and equipment, net” in the Balance Sheet s .
(2)	Included in “Accrued expenses and other current liabilities” in the Balance Sheet s .
The components of lease costs are as
follows:

	Year ended April 30,
	2021	2022	2023
	JPY	JPY	JPY	US$
Finance lease cost	(in thousands)
Amortization of right-of-use assets	¥582	¥4,511	¥13,484	$100
Interest on lease liabilities	118	548	1,275	9

Total	¥700	¥5,059	¥14,759	$109

Supplemental information related to finance leases is as follows:

	Year ended April 30,
	2021	2022	2023
	JPY	JPY	JPY	US$
Cash flow information	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities	¥646	¥4,766	¥14,315	$105
Finance lease right-of-use assets obtained in exchange for lease liabilities	—	47,147	3,996	29
Weighted average remaining lease term (in years)	4.6	3.7	2.7
Weighted average discount rate (IBR)	3.00%	2.56%	2.59%

Maturity

analysis of future minimum lease payments under
non-cancellable
leases subsequent to April 30, 2023 are as follows:

	JPY	US$
	(in thousands)
Year ending April 30,
2024	¥15,979	$118
2025	14,869	109
2026	10,001	74
2027	456	3
2028	114	1

Total	41,419	305
Less: Interest component	(1,710)	(13)

Present value of minimum lease payments	¥39,709	$292

Operating Leases
Payments under the Company’s lease arrangements are primarily fixed; however, certain lease agreements contain variable payments, which are expensed as incurred and not included in the operating lease assets and liabilities. Variable lease costs include property taxes and utilities.
The components of the operating lease expenses reflected in the Statements of Operations for the year ended April 30, 2021, 2022 and 2023 were as follows:

	Year ended April 30,
	2021	2022	2023
	JPY	JPY	JPY	US$
Fixed lease cost	¥65,968	¥88,273	¥86,882	$639
Variable lease cost	3,205	4,010	5,262	38
Short-term cost	115	304	96	1

Total	¥69,288	¥92,587	¥92,240	$678

Supplemental information related to operating leases is as follows:

	Year ended April 30,
	2021	2022	2023
	JPY	JPY	JPY	US$
Cash paid for amounts included in the measurement of lease liabilities	¥65,968	¥88,273	¥86,882	$639
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	4,805	347,445	9,573	70
Weighted average remaining lease term (in years)	15.1	14.2	1.0
Weighted average discount rate-operating lease (IBR)	2.17%	2.24%	2.91%

Maturity

analysis of future minimum lease payments under
non-cancellable
leases subsequent to April 30, 2023 are as follows:

	JPY	US$
	(in thousands)
Year ending April 30,
2024	¥57,286	$421
2025	4,158	31
2026	2,131	16

Total	63,575	468
Less: Interest component	(1,092)	(8)

Present value of minimum lease payments	¥62,483	$460

On February 28, 2023, the board of directors met and resolved to relocate to the new head office. At the same date, the Company signed a lease agreement for the new head office with a commencement date of June 1, 2023 and an expiration date of May 31, 2028, without an option to renew. Since the lease has not yet commenced, no right-of-use assets or lease liabilities were recognized on the Company’s Balance Sheet
s
as
of April 30, 2023
. Future
minimum lease payments were
also
reduced due to the termination of lease contract for relocation of the head office
.
On February 28, 2023 upon signing a new lease agreement for the new head office, the operating lease ROU asset and operating lease liability were reduced by ¥947,390 thousand ($6,967 thousand) and the security deposit associated with the existing lease of
¥106,723 thousand ($785 thousand) was reclassified from long-term other assets to prepaid expenses and other current assets on the Balance Sheet
s
.
Estimated minimum lease payments for the new head office are not included in the table above, as the lease has not yet commenced. The estimated minimum lease payments for the new head office are ¥6,850 thousand ($51 thousand), ¥112,990 thousand ($831 thousand), ¥136,956 thousand ($1,007 thousand), ¥136,956 thousand ($1,007 thousand), and ¥136,956 thousand ($1,007 thousand) for the years ending April 30, 2024, 2025, 2026, 2027, and
2028.